ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,147,131	$ 1,147,131
Less: allowance for doubtful accounts	1,147,131	1,147,131
Accounts receivable, net	0	0
Provision for doubtful accounts	$ 3,138	1,750,909	$ 0
Beijing Qichi Trading Ltd
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts		54,923
BGA FOUNDATION LTD
ACCOUNTS RECEIVABLE, NET
Provision for doubtful accounts		$ 1,092,208